FAIR VALUE MEASUREMENTS - Monte Carlo simulation model for Bridge Note Bifurcate Derivative (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 06, 2022	Oct. 05, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Probability of completing a business combination	90.00%		95.00%	80.00%	95.00%
Probability of completing a business combination by March 31, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination					50.00%
Probability of completing a business combination by June 30, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination				80.00%	50.00%
Probability of completing a business combination by July 31, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination				20.00%	50.00%
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS
CCC bond rates		14.09%	15.09%	13.77%	15.09%
Probability of early termination/repayment -business combination not completed		10.00%	5.00%	5.00%	5.00%
Probability of early termination/repayment -business combination completed or PIPE completed		90.00%	95.00%	95.00%	95.00%
Fair Value, Inputs, Level 3 [Member] | Probability of completing a business combination by March 31, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination		50.00%	50.00%
Fair Value, Inputs, Level 3 [Member] | Probability of completing a business combination by June 30, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination		50.00%	50.00%